Asset impairment	12 Months Ended
Dec. 31, 2020
Asset Impairment Charges [Abstract]
Asset impairment	Asset impairment
Asset impairment consisted of the following for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Flight equipment held for operating leases (Note 5)	$986,559	$69,383	$39,318
Goodwill (Note 7)	58,094	—	—
Flight equipment held for sale	5,483	766	4,868
Maintenance rights and other	36,847	—	—
	$1,086,983	$70,149	$44,186
Our long-lived assets include flight equipment held for operating lease and definite-lived intangible assets. We test long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. We perform event-driven impairment assessments of our flight equipment held for operating lease each quarter.
The Covid-19 pandemic and responsive government actions have had a significant impact on both domestic and international travel. While both domestic and international air travel have increased since the low points experienced earlier this year, in general domestic travel has been faster to recover, and the timeframe for the recovery of domestic travel is generally expected to be more rapid than for international travel. During the year ended December 31, 2020, the Covid-19 pandemic led governments in many countries to impose new restrictions on international travel or to delay the relaxation of existing restrictions. As a result, the expected recovery time for international air traffic has become longer. In addition, we have observed an increased number of airlines shifting away from current technology widebody aircraft in favor of new technology widebody aircraft such as the Boeing 787 and Airbus A350. We expect these factors to impact the future lease rates and long-term values of our Boeing 777 and Airbus A330 aircraft.
During the year ended December 31, 2020, we recognized impairment charges related to the impairment of our flight equipment held for operating lease, primarily Airbus A330 and Boeing 777 aircraft. In addition, we recognized impairment charges related to sales transactions and lease terminations, which were fully or partially offset by maintenance revenue recognized when we retained maintenance related balances or received EOL compensation. We also assessed goodwill for impairment and recognized impairment charges related to goodwill. Please refer to Note 28—Fair Value Measurements for the method of determining the fair value of our flight equipment held for operating leases.
During the years ended December 31, 2019 and 2018, we recognized impairment charges related to sales transactions and lease terminations, which were fully or partially offset by maintenance revenue recognized when we retained maintenance-related balances or received EOL compensation.